Stock-Based Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Stock Based Compensation Expense
Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
	2023	2022
Research and development expenses	$15	$527
General and administrative expenses	491	1,378

	$506	$1,905

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development expenses	$1,877	$3,836
General and administrative expenses	5,144	6,472

	$7,021	$10,308